Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

	March 31, 2025	December 31, 2024
Cash and cash equivalents	$34,217	$37,903
Restricted cash, current assets	—	—
Restricted cash, long-term assets	—	—
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$34,217	$37,903

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$37,903	$51,775
Restricted cash, current assets	—	408
Restricted cash, long-term assets	—	1,500
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$37,903	$53,683